UNITED STATES
   SECURITIES AND EXCHANGE COMMISSION                    OMB APPROVAL
         Washington, D.C. 20549
                                                    OMB Number:     3235-0456
               FORM 24F-2                           Expires:  August 31, 2003
    Annual Notice of Securities Sold                Estimated average
         Pursuant to Rule 24f-2                     burden hours
                                                    per response............1

            Read instructions at end of Form before preparing Form.


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1. Name and address of issuer:

        KOPP FUNDS, INC.
        7701 FRANCE AVENUE S., SUITE 500
        EDINA, MN 55435

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2. The name of each series or class of securities for which this Form is filed (if the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes):[X]

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3.   Investment Company Act File Number:  811-8267
     Securities Act File Number:         333-29687

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4(a). Last day of fiscal year for which this Form is filed:

                                    9/30/2002
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4(b).[ ]Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year). (See instruction A.2) N/A


Note: If the Form is being filed late, interest must be paid on the registration fee due.
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4(c).[X] Check box if this is the last time the issuer will be filing this Form.

        Fund closed on September 30, 2002.

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Persons who respond to the collection of information contained in this form are not required to respond unless the form displays a currently valid OMB control number.

SEC 2393 (4-01)

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5.   Calculation of registration fee:

     (i)  Aggregate  sale  price of  securities  sold  during  the  fiscal  year
          pursuant to section 24(f):                         $      123,245,164
                                                              -----------------

     (ii) Aggregate  price of  securities  redeemed  or  repurchased  during the
          fiscal year:                           $    125,908,752
                                                  ---------------

     (iii)Aggregate price of securities redeemed or repurchased during any prior fiscal year ending no earlier than October 11. 1995 that were not previously used to reduce registration fees payable to the
          Commission:                           $           0

     (iv) Total available  redemption  credits [add items 5(ii) and 5(iii)]:

                                                              -$    125,908,752
                                                              -----------------

     (v) Net sales - if Item 5(i) is greater than Item 5(iv) [subtract Item 5(iv) from Item 5(i)]:
                                                                - $         0.00

     (vi) Redemption credits available for use in future years -- if Item 5(i) is less than Item 5(iv) [subtract Item 5(iv) from Item 5(i)]:

                                                $ $(    2,663,588)


     (vii) Multiplier for determining registration fee (See Instruction C.9):
                                                              X        0.000092


     (viii) Registration fee due [multiply Item 5(v) by Item 5(vii)] (enter "0" if no fee is due):

                                                                   =       0.00
                                                                   -------------
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6.   Prepaid Shares

     If the response to Item 5(I) was determined by deducting an amount of securities that were registered under the Securities act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: N/A. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issue in future fiscal years, then state that number here: N/A .

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7. Interest due - if this Form is being filed more than 90 days after the end of the issuer's fiscal year (See Instruction D):

                                                                  + $

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8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:

                                                                 = $       0.00

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9. Date of the registration fee and any interest payment was sent to the Commission's lockbox depository: N/A

          Method of Delivery:

      [ ]    Wire Transfer  Registrant CIK number to be credited: 0001040566

      [ ]    Mail or other means

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                                   SIGNATURES


This report has been signed below by the following persons on behalf of the issue and in the capacities and on the dates indicated.

By (signature
  and Title)*  /s/ Kathleen S. Tillotson, Executive Vice President and Secretary
               -------------------------------------------------
                Kathleen S. Tillotson, Executive Vice President and Secretary


Date:  12/10/02
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*Please print the name and title of the signing officer below the signature.